CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 115,994	$ 0
Cost of goods sold	455,587	0
Gross loss	(339,593)	0
Operating expenses:
General and administrative	6,058,996	2,533,569
Total operating expenses	6,058,996	2,533,569
Net Operating Loss	(6,398,589)	(2,533,569)
Other income (expense):
Interest expense	(968,471)	(1,515,902)
Loss on legal settlement	(70,000)	0
Gain on settlement of accounts payable	6,045	399,761
Gain on settlement of accrued salary	0	6,988
Gain on settlement of notes payable	1,836	35,236
Gain on settlement of warrants	0	235,053
Grant Income	0	3,000
(Loss) Gain on revaluation of derivative liabilities	(493,455)	508,839
Total other expense	(1,524,045)	(327,025)
Loss before provision for income taxes	(7,922,634)	(2,860,594)
Provision for income taxes	0	0
Net loss	(7,922,634)	(2,860,594)
Preferred stock dividends	(185,202)	(75,535)
Preferred stock deemed dividends	(3,118,530)	0
Net loss available to common shareholders	$ (11,226,366)	$ (2,936,129)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.06)	$ (0.03)
Weighted average shares outstanding - basic and diluted (in Shares)	203,000,201	105,177,272